Discontinued Operations	12 Months Ended
Dec. 31, 2014
Discontinued Operations
Discontinued Operations

14. Discontinued Operations

Digital Operations

On June 2, 2011, we sold the Digital Business to Autonomy pursuant to the Digital Sale Agreement. In the Digital Sale, Autonomy purchased (1) the shares of certain of IMI’s subsidiaries through which we conducted the Digital Business and (2) certain assets of IMI and its subsidiaries relating to the Digital Business. The Digital Sale qualified as discontinued operations and, as a result, the financial position, operating results and cash flows of the Digital Business, for all periods presented, have been reported as discontinued operations for financial reporting purposes.

The table below summarizes certain results of operations of the Digital Business:

	Year Ended December 31,
	2012	2013	2014
(Loss) Income Before (Benefit) Provision for Income Taxes of Discontinued Operations	$ (75)	$ (958)	$ (960)
(Benefit) Provision for Income Taxes	(505)	(429)	—
Income (Loss) from Discontinued Operations, Net of Tax	$ 430	$ (529)	$ (960)

During the year ended December 31, 2013, we recognized a loss before provision of income taxes of discontinued operations of $958 primarily related to the write-off of certain software costs. During the year ended December 31, 2014, we recognized a loss before provision for income taxes of discontinued operations of $960, primarily related to settlements of legal matters directly related to the disposed business.

New Zealand Operations

We completed the sale of our New Zealand operations on October 3, 2011. Our New Zealand operations were previously included within the Other International Business segment. For all periods presented the financial position, operating results and cash flows of our New Zealand operations, including the gain on the sale, have been reported as discontinued operations for financial reporting purposes.

The table below summarizes certain results of our New Zealand operations:

	Year Ended December 31,
	2012	2013	2014
(Loss) Income Before (Benefit) Provision for Income Taxes of Discontinued Operations	$ (88)	$—	$—
(Benefit) Provision for Income Taxes	(34)	—	—
(Loss) Income from Discontinued Operations, Net of Tax	$ (54)	$—	$—

Italian Operations

We sold our Italian operations on April 27, 2012, and we agreed to indemnify the buyers of our Italian operations for certain possible obligations and contingencies associated with the fire in Italy discussed more fully in Note 10.f. Our Italian operations were previously included within the Western European Business segment. For all periods presented, the financial position, operating results and cash flows of our Italian operations, including the loss on the sale, have been reported as discontinued operations for financial reporting purposes.

The table below summarizes certain results of our Italian operations:

	Year Ended December 31,
	2012(1)	2013(2)	2014(2)
Total Revenue	$ 2,138	$—	$—
(Loss) Income Before (Benefit) Provison for Income Taxes of Discontinued Operations	$ (8,692)	$ 2,290	$ 751
(Benefit) Provision for Income Taxes	(1,542)	930	—
(Loss) Income from Discontinued Operations, Net of Tax	(7,150)	1,360	751
Loss on Sale of Discontinued Operations, Net of Tax	(1,885)	—	—
Total (Loss) Income from Discontinued Operations and Sale, Net of Tax	$ (9,035)	$ 1,360	$ 751

(1)	Includes the results of operations of Italy through April 27, 2012, the date the sale of our Italian operations was consummated.

(2)

During the years ended December 31, 2013 and 2014, we recognized income before provision of income taxes of discontinued operations primarily related to the recovery of insurance proceeds in excess of carrying value.